Document And Entity Information	6 Months Ended
Jun. 30, 2026
Cover Abstract
Entity Registrant Name	PRF Technologies Ltd.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001801834
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity File Number	001-39481
Entity Address, Address Line One	65 Yigal Alon St.
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6744316
Entity Address, Country	IL